Condensed Parent Company Financial Information (Tables)	12 Months Ended
Dec. 31, 2016
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Summary of Condensed Financial Information

A summary of condensed financial information of the parent company as of December 31, 2016 and 2015, and for each of the three years in the period ended December 31, 2016 follows:

(Dollars in thousands)	2016	2015

CONDENSED BALANCE SHEETS
ASSETS
Cash deposited with subsidiary bank	$921	$790
Investment in subsidiary bank	64,272	60,201
Securities available-for-sale	80	64
Other assets	195	218

TOTAL ASSETS	$65,468	$61,273

LIABILITIES AND SHAREHOLDERS’ EQUITY
Total liabilities	$53	$7
Total shareholders’ equity	65,415	61,266

TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$65,468	$61,273

Summary of Condensed Statements of Comprehensive Income
(Dollars in thousands)	2016	2015	2014

CONDENSED STATEMENTS OF COMPREHENSIVE INCOME
Interest on securities	$2	$2	$2
Dividends from subsidiary	2,450	2,400	2,400
Securities gains	–	35	–

Total income	2,452	2,437	2,402
Operating expenses	384	465	312

Income before taxes and undistributed equity income of subsidiary	2,068	1,972	2,090
Income tax benefit	(131)	(146)	(141)
Equity earnings in subsidiary, net of dividends	4,539	3,904	3,653

NET INCOME	$6,738	$6,022	$5,884

COMPREHENSIVE INCOME	$6,281	$5,887	$7,058

Summary of Condensed Statements of Cash Flows

(Dollars in thousands)	2016	2015	2014

CONDENSED STATEMENTS OF CASH FLOWS

Cash flows from operating activities:

Net income	$6,738	$6,022	$5,884

Adjustments to reconcile net income to cash provided by operations:

Equity earnings in subsidiary, net of dividends	(4,539)	(3,904)	(3,653)

Securities gain	–	(35)	–

Change in other assets, liabilities	71	2	(111)

Net cash provided by operating activities	2,270	2,085	2,120

Cash flows from investing activities:

Proceeds from sale of securities	–	88	–

Net cash provided by investing activities	–	88	–

Cash flows from financing activities:

Cash dividends paid	(2,139)	(2,082)	(2,026)

Cash received from exercise of stock options	–	–	7

Net cash used in financing activities	(2,139)	(2,082)	(2,019)

Increase in cash	131	91	101
Cash at beginning of year	790	699	598

Cash at end of year	$921	$790	$699